Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax (expense) recovery	$ (13)	$ 11
Other, tax recovery (expense)	$ 5	$ (2)